OPERATING LEASES (Details) - USD ($)		3 Months Ended	6 Months Ended	12 Months Ended
	May 01, 2016	Jun. 30, 2017	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
OPERATING LEASES (Details) [Line Items]
Related Party Transaction, Amounts of Transaction					$ 20,000
Due to Related Parties, Current		$ 212,398	$ 212,398	$ 4,000	0
Operating Leases, Rent Expense				35,300	$ 22,000
Chief Executive Officer [Member]
OPERATING LEASES (Details) [Line Items]
Officers' Compensation	$ 170,000
Employment Agreement, Bonus, Percentage of Salary	35.00%
Related Party Transaction, Amounts of Transaction		6,000	12,000	16,000
Due to Related Parties, Current		8,000	$ 8,000	4,000
Other Commitment, Due in Next Twelve Months				24,000
Other Commitment, Due in Second Year				24,000
Other Commitment, Due in Third Year				24,000
Building [Member]
OPERATING LEASES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals				750
Building [Member] | Clearwater, Florida [Member]
OPERATING LEASES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals				877
Building [Member] | Pueblo, Colorado [Member]
OPERATING LEASES (Details) [Line Items]
Operating Leases, Rent Expense, Minimum Rentals				2,000
Building [Member] | Chief Executive Officer [Member]
OPERATING LEASES (Details) [Line Items]
Employment Agreement, Reimbursement	$ 1,000	1,000		1,000
Vehicles [Member] | Chief Executive Officer [Member]
OPERATING LEASES (Details) [Line Items]
Employment Agreement, Reimbursement	$ 1,000	$ 1,000		$ 1,000